Deferred income (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income related to contracts
Deferred income	€ 1,327,463	€ 1,989,230	€ 2,364,701
Non-current deferred income	1,071,193	1,623,599
Other.
Deferred income related to contracts
Deferred income	2,032	3,474
Collaboration agreement for filgotinib
Deferred income related to contracts
Deferred income	26,300
Gilead [member] | Collaboration agreement for filgotinib
Deferred income related to contracts
Deferred income	26,268	456,352	604,875
Gilead [member] | Gilead collaboration agreement for drug discovery platform
Deferred income related to contracts
Deferred income	€ 1,299,163	€ 1,529,405	€ 1,759,828